Other liabilities (non-current and current)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other liabilities (non-current and current)
25	Other liabilities (non-current and current)
Other liabilities as at December 31, 2019 and 2018 are analysed as follows:

	31/12/19	31/12/18
Advance payments for government grants	1,069	—
Lease incentives	—	960
Other	—	159

Total	1,069	1,119

Advance payments for government grants are related to considerations received by the Parent for government grants obtained for next years’ purchases of property, plant and equipment and next years’ expenses related to research projects.
Due to adoption of IFRS 16 as at January 1, 2019, lease incentives were reclassified to right-of-use
assets (see note 5(A)).